BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Tables)	12 Months Ended
Dec. 31, 2023
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Schedule of brokerage commission and handling charge income

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Brokerage commission income	3,147,610	3,244,255	3,198,444
Handling charge income	765,417	763,387	746,335
Total	3,913,027	4,007,642	3,944,779